Discontinued operations (Details 3) - CAD ($)	Dec. 31, 2017	Oct. 02, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash	$ 5,260,480		$ 12,266,177	$ 3,568,592	$ 493,869
Inventories	3,075,006		12,176,644
Prepaid expenses	903,914		759,077
Property, plant and equipment	221,622		10,300,639
Intangible assets	1,756,300		100,864,817
Goodwill			47,485,572
Total assets	128,931,685		214,725,667
Liabilities:
Short-term borrowings			1,383,864
Current portion of long-term debt			2,883,752
Long-term debt			68,180,424
Deferred revenue			1,161,608
Deferred tax liabilities			38,142,775
Other liabilities	1,135,007		133,999
Non-controlling interests			2,090,000
Total liabilities	48,222,525		$ 176,441,763
Apicore
Assets:
Cash		$ 2,290,077
Accounts receivable		3,629,154
Inventories		3,289,929
Prepaid expenses		414,762
Note payable with Medicure		18,507,400
Property, plant and equipment		2,322,385
Intangible assets		87,610,416
Goodwill		44,218,265
Total assets		162,282,388
Liabilities:
Accounts payable and accrued liabilities		5,530,894
Current portion of capital lease liabilities		163,982
Deferred revenue		540,153
Redemption of Series A-1 preferred shares		2,070,804
Deposit On Acquisition		31,262,500
Capital Lease Liabilities		461,307
Deferred tax liabilities		33,291,958
Non-controlling interests		2,081,540
Total liabilities		$ 75,403,138
Apicore | INDIA
Assets:
Cash	30,981
Accounts receivable	1,829,990
Inventories	4,259,511
Prepaid expenses	996,177
Property, plant and equipment	6,755,543
Other assets	180,659
Total assets	14,052,861
Liabilities:
Short-term borrowings	658,196
Current portion of long-term debt	294,121
Accounts payable and accrued liabilities	4,608,313
Long-term debt	595,727
Deferred tax liabilities	608,490
Other liabilities	211,466
Total liabilities	$ 6,976,313

[1]	Restated